PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.2%
Municipal Bonds
ABAG Fin. Auth. for Nonprofit Corp. Rev., Sharp Healthcare, Series A, Rfdg.	5.000%	08/01/43	2,000	$2,017,250
Anaheim Housing & Pub. Improvements Auth. Rev., Series C, Rfdg.	5.000	10/01/45	2,000	2,066,894
Bay Area Toll Auth. Rev.,
Rfdg.	5.000	04/01/27	1,655	1,826,097
Rfdg.	5.000	04/01/28	1,365	1,533,300
Series A, Rfdg. (Mandatory put date 04/01/28)	2.000(cc)	04/01/56	750	695,598
Series F-1 (Pre-refunded date 04/01/27)(ee)	5.000	04/01/56	1,000	1,102,101
California Cmnty. Choice Fing. Auth. Rev.,
Green Bond, Series A-1 (Mandatory put date 08/01/28)	4.000(cc)	05/01/53	1,150	1,152,190
Green Bond-Clean Energy Proj., Series A (Mandatory put date 12/01/27)	4.000(cc)	10/01/52	1,000	1,006,998
Series B-1, Green Bond (Mandatory put date 08/01/31)	4.000(cc)	02/01/52	2,000	1,972,444
Series B-2, Green Bond (Mandatory put date 08/01/31)	2.350(cc)	02/01/52	1,120	1,057,331
California Cnty. Tob. Secur. Agcy. Rev.,
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	500	531,549
Sr. Series A, Rfdg.	5.000	06/01/27	1,190	1,244,879
Sr. Series A, Rfdg.	5.000	06/01/28	1,730	1,817,451
Sr. Series A, Rfdg.	5.000	06/01/30	1,380	1,469,402

California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfdg. (Pre-refunded date 04/01/26)(ee)	5.000	10/01/49	2,000	2,160,147
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/25	1,380	1,473,833
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,000	1,064,818
Cedars Sinai Med. Ctr., Series A	5.000	08/15/25	535	568,439
Commonspirit Hlth., Series A, Rfdg.	5.000	04/01/32	2,200	2,328,848
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	2,850	3,235,671
Kaiser Permanente, Sub. Series A-2, Rfdg.	4.000	11/01/44	3,045	2,996,159
Lucile Salter Packard Children’s Hosp. at Stanford, Series A, Rfdg.	5.000	05/15/26	1,000	1,067,591
Lucile Salter Packard Children’s Hosp., Series. A	5.000	08/15/43	1,500	1,522,308
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	330	343,173
Stanford Healthcare, Series A	5.000	08/15/54	2,000	2,041,452
Stanford Healthcare, Series A, Rfdg. (Mandatory put date 08/15/25)	3.000(cc)	08/15/54	1,550	1,546,968
Unrefunded-Providence Hlth. & Svcs., Series A, Rfdg.	5.000	10/01/38	1,190	1,211,574

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Infrast. & Econ. Dev. Bank Rev.,
J. Paul Getty Trust, Series B-1, Rfdg. (Mandatory put date 01/01/24)	0.390%(cc)	10/01/47	1,000	$976,487
Sustainability Bond CA ACAD Sciences, Series B, Rmkt., Rfdg. (Mandatory put date 08/01/24)	2.250(cc)	08/01/47	2,500	2,474,127
California Muni. Fin. Auth. Rev.,
American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	515	507,856
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj.	5.000	05/15/23	495	497,528
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	760	809,055
Green Bond-Orchard Park Student Hsg. Proj., BAM	4.000	05/15/46	1,045	965,386
Humangood Calif. Oblig. Grp.	4.000	10/01/49	1,000	899,323
Orange Cnty. Civic Ctr. Infrastructure Program Phase 2	5.000	06/01/43	1,500	1,596,367
Series A, 144A	5.500	06/01/48	250	237,225
Spl. Tax, Cmnty. Facs. Dist. No. 2021-11, Otay Ranch Vlg. 8W	5.000	09/01/57	850	807,423
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/31	320	338,719
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	802,952
United Airlines, Inc. Proj., AMT	4.000	07/15/29	2,000	1,926,217
Wste. Mgmt., AMT (Mandatory put date 12/01/23)	0.700(cc)	12/01/44	1,000	969,931
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Proj., Rfdg. (Mandatory put date 09/01/23)	0.600(cc)	08/01/40	2,150	2,112,471
Green Bond-Calplant I Proj., AMT, 144A	7.000	07/01/22^(d)	250	60,000
Green Bond-Calplant I Proj., AMT, 144A	8.000	07/01/39^(d)	500	120,000
Wste. Mgmt. Proj., Series A, Rmkt. (Mandatory put date 05/01/24)	2.500(cc)	11/01/38	1,375	1,348,240
Wste. Mgmt. Proj., Series A, Rmkt., AMT (Mandatory put date 05/01/24)	2.500(cc)	07/01/31	1,000	981,068
California Sch. Fin. Auth. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,003,777
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	297,189
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	685	686,073
Green Dot Pub. Schs. Calif. Proj., Series A, Rfdg., 144A	5.000	08/01/32	700	726,904
KIPP LA. Proj., Series A, 144A	5.000	07/01/45	1,000	1,003,737
KIPP LA. Proj., Series A, 144A	5.000	07/01/47	1,230	1,235,963
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/39	1,000	1,020,463
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,500	1,507,021
Vista Charter Schs., Series A, 144A	4.000	06/01/51	2,000	1,464,904
California St.,
GO	5.000	03/01/45	2,000	2,062,354
GO, Rfdg.	3.250	04/01/45	1,000	866,799
GO, Rfdg.	4.000	09/01/26	1,500	1,575,586

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California St., (cont’d.)
GO, Rfdg.	5.000%	11/01/26	2,075	$2,259,914
GO, Rfdg.	5.000	08/01/28	2,055	2,268,574
GO, Rfdg.	5.000	09/01/28	1,670	1,875,911
GO, Rfdg.	5.000	08/01/45	1,500	1,554,163
GO, Rfdg.	5.000	08/01/46	1,500	1,568,792
GO, Rfdg., AGM	5.250	08/01/32	1,500	1,811,529
Unrefunded Balance, GO, Rfdg.	5.500	04/01/30	5	5,013
Var. Purp., GO	3.000	03/01/28	2,000	2,037,308
Var. Purp., GO, Rfdg.	4.000	09/01/34	1,530	1,569,862
Var. Purp., GO, Rfdg.	5.000	10/01/47	2,000	2,081,825
California St. Pub. Wks. Brd. Lease Rev.,
Off. Emerg. Svcs., Series F, Rfdg.	5.000	04/01/25	175	184,558
Series C, Rfdg.	5.000	08/01/28	875	977,419

California St. Univ. Rev., Series A, Rfdg.	5.000	11/01/43	1,000	1,038,919
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	250	208,924
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	707,563
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,064,993
Loma Linda Univ. Med. Ctr., Series A, Rfdg.	5.250	12/01/44	1,585	1,590,925
Methodist Hosp. of Southern CA Proj.	5.000	01/01/23	500	500,637
Methodist Hosp. of Southern CA Proj.	5.000	01/01/24	450	457,123
Southern Calif. Edison Co., Series B, Rmkt., Rfdg.	1.450	04/01/28	2,000	1,763,446

Chino Basin Regl. Fing. Auth. Rev., NTS, Series B	4.000	11/01/25	3,910	4,053,936
Fontana, Spl. Tax, Cmnty. Facs. Dist. No. 22 Sierra Hills, Rfdg.	5.000	09/01/34	500	501,768
Freddie Mac Multifamily Variable Rate Certificate Rev., Sustainability Bonds, Series ML-13, Class X	0.953	07/25/36	17,197	1,000,563
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg. (Pre-refunded date 06/01/27)(ee)	5.000	06/01/29	1,830	2,022,104
Series A-1, Rfdg. (Pre-refunded date 06/01/28)(ee)	5.000	06/01/33	1,405	1,582,714

Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000	09/01/44	500	504,198
Irvine Unif. Sch. Dist., Spl. Tax, Series A	4.000	09/01/28	750	757,695
Jurupa Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000	09/01/42	1,250	1,270,746
La Mesa-Spring Vlly. Sch. Dist., Elect. of 2002, Series B, CABS, GO, Rfdg., NATL	2.775(s)	08/01/23	2,000	1,963,524
Lincoln Pub. Fing. Auth., Twelve Bridges, Tax Alloc., Sub. Series B, Rfdg.	6.000	09/02/27	729	730,808

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000%	11/15/35	2,725	$2,796,171
Series A	5.500	11/15/30	1,475	1,597,804
Series A	5.500	11/15/32	440	476,285
Los Angeles Calif. Dept. Arpts. Rev.,
Series A, AMT	5.000	05/15/38	2,500	2,520,701
Series A, AMT	5.250	05/15/48	1,000	1,043,315
Series B, Rfdg., AMT	5.000	05/15/31	1,080	1,157,508
Sr. Series C, AMT	5.000	05/15/28	1,000	1,081,319
Sub. Series C, Rfdg.	5.000	05/15/24	390	403,787
Sub-P3. Proj., Series A, Rfdg., AMT	5.000	05/15/28	1,250	1,348,205

Los Angeles Cmnty. Clg. Dist., 2016 Elect., Series C-1, GO	5.000	08/01/24	2,500	2,601,162
Los Angeles Cnty. Rev., Trans.	4.000	06/30/23	2,000	2,017,565
Los Angeles Dept. of Wtr. & Pwr. Rev.,
Pwr. Sys., Series A	5.000	07/01/39	1,000	1,087,090
Pwr. Sys., Series A	5.000	07/01/51	1,185	1,285,764

Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev., Series B	5.000	07/01/34	2,500	2,535,192
Los Angeles Rev., Trans.	4.000	06/29/23	1,500	1,512,893
Metro. Wtr. Dist. of Southern Calif. Rev.,
Series A, Rfdg.	5.000	10/01/28	1,000	1,129,246
Series B, Rfdg.	3.000	07/01/28	2,000	2,040,903
Sub. Series C, Rmkt. (Mandatory put date 05/21/24)	2.040(cc)	07/01/47	2,000	2,000,805

M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,204,652
Northern Calif. Energy Auth. Rev., Series A (Mandatory put date 07/01/24)	4.000(cc)	07/01/49	4,075	4,090,592
Northern Calif. Tob. Secur. Auth. Rev., Sr. Bonds, Series A, Rfdg.	5.000	06/01/28	1,000	1,062,642
Northern Calif. Transmn. Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	980	1,014,213
Orange Cnty. Cmnty. Facs. Dist.,
Spl. Tax, No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,190,887
Spl. Tax, No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,528,081

Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000	08/15/29	1,000	1,017,810
Pittsburg Successor Agy. Redev. Agy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	3.537(s)	08/01/26	1,485	1,305,740
Tax Alloc., Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	1,863,318

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Pittsburg Successor Agy. Redev. Agy. Rev., Intermediate Lien, Series H, Rfdg., AMT	5.000%	05/01/29	690	$748,428
Port of Oakland Rev.,
Inter Lien, Series E, Rfdg.	5.000	11/01/26	750	812,968
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/28	1,875	2,019,042

Poway Unif. Sch. Dist. Pub. Fing. Auth., Spl. Tax, Cmnty. Fasc. Dist. No. 14, Series A, Rfdg.	5.000	09/01/35	1,000	1,036,508
Puerto Rico Comnwlth., Restructured, Series A, CABS, GO	5.210(s)	07/01/24	2,412	2,223,001
Puerto Rico Industrial Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	1,100	1,197,164
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Series A-1, CABS	4.345(s)	07/01/24	718	670,675
Series A-1, CABS	4.683(s)	07/01/27	2,096	1,695,099

Rancho Cucamonga Redev. Agy. Successor Agy., Rancho Redev. Proj. Area, Tax Alloc., Rfdg., AGM	5.000	09/01/32	450	466,371
Riverside Cnty. Infrast. Fing. Auth. Rev.,
Series A, Rfdg. (Pre-refunded date 11/01/25)(ee)	4.000	11/01/37	190	197,986
Unrefunded, Series A, Rfdg.	4.000	11/01/37	1,080	1,089,573

Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj. (Pre-refunded 11/01/25)(ee)	5.250	11/01/45	1,000	1,078,065
Roseville,
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/28	300	308,839
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	1,165	1,187,046

Sacramento Area Flood Ctrl. Agy., Series A, Spl. Assmt., Rfdg.	5.000	10/01/41	1,000	1,049,298
Sacramento Cnty., Spl. Tax, Cmnty. Facs. Dist. No. 2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,085	1,121,013
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/30	650	657,899
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/43	2,000	2,026,880
Sub. Series B, AMT	5.000	07/01/34	1,000	1,068,674
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,074,081
Sub. Series B, Rfdg., AMT	5.000	07/01/37	1,400	1,453,035
Sub. Series C, Rfdg., AMT	5.000	07/01/24	625	643,022

San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,030,612
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series A, Rfdg.	5.000	05/01/27	400	428,898
2nd Series A, Rfdg., AMT	5.250	05/01/33	545	549,529

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
San Francisco City & Cnty. Arpt. Commn. Rev., (cont’d.)
Series D, Rfdg., AMT	5.000%	05/01/26	1,720	$1,810,881
Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/24	505	520,560
Spl. Facs. Lease, Rfdg., AMT	5.000	01/01/23	650	651,071
Unrefunded, 2nd Series G, Rfdg., AMT	5.000	05/01/27	1,900	2,019,235

San Leandro Cmnty. Facs. Dist. No. 1, Spl. Tax Dist. No. 1	6.500	09/01/25	1,185	1,187,741
Sanger Unif. Sch. Dist., COPS Cap. Proj. COP, Rfdg., AGM	5.000	06/01/52	965	969,227
Santa Margarita Wtr. Dist., Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	315	319,084
Santa Maria Joint Union H.S. Dist., Elect. of 2004, CABS, GO, NATL	3.016(s)	08/01/29	1,250	1,023,786
Santa Monica Cmnty. Clg. Dist., Elect. of 2002, Series A, GO, NATL	2.796(s)	08/01/28	1,055	901,341
Southern Calif. Tob. Secur. Auth. Rev.,
San Diego Co., Asset Securitization Corp., Class 1, Series A, Rfdg.	5.000	06/01/23	480	484,459
San Diego Co., Asset security, Rfdg.	5.000	06/01/25	1,880	1,955,613

Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Series A, Rmkt. (Pre-refunded date 10/01/23)(ee)	6.250	10/01/40	700	721,667
Univ. of California Reg. Med. Ctr. Rev.,
Series L, Rfdg.	5.000	05/15/28	1,000	1,078,701
Series P	5.000	05/15/36	1,500	1,689,339
Univ. of California Rev.,
Gen. Series AK, Rfdg. (Mandatory put date 05/15/23)	5.000(cc)	05/15/48	1,580	1,598,276
Series BE, Rfdg.	5.000	05/15/41	1,000	1,102,277
Series BM, Rfdg.(hh)	5.000	05/15/29	1,000	1,114,591

Vernon Elec. Sys. Rev., Series A	5.000	04/01/28	2,150	2,257,327
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	1,000	1,035,961

Total Long-Term Investments (cost $213,281,790)				206,039,557

Short-Term Investment 4.2%

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund(wb)	8,970,853	$8,970,853

TOTAL INVESTMENTS 99.4% (cost $222,252,643)		215,010,410
Other assets in excess of liabilities(z) 0.6%		1,377,691

Net Assets 100.0%		$216,388,101

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CA—Credit Agricole Securities Inc.
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETM—Escrowed to Maturity
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $180,000 and 0.1% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(s)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2022.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM California Muni Income Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Futures contracts outstanding at November 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
30	20 Year U.S. Treasury Bonds	Mar. 2023	$3,810,000	$(45,150)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).